Employee Benefit Plans - Shares Held by ESOP (Detail)	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Allocated	207,000	166,000
Committed to be allocated	41,000	41,000
Unallocated	579,600	621,000
Total	828,000	828,000